CONSOLIDATED FINANCIAL STATEMENT DETAILS - Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories:
Ore in stockpiles	$ 469.6	$ 360.4
Ore on leach pads	701.3	643.2
In-process	139.5	82.5
Finished metal	17.3	62.0
Materials and supplies	367.9	320.8
Inventories, subtotal	1,695.6	1,468.9
Long-term portion of ore in stockpiles and ore on leach pads	(542.6)	(396.7)
Total inventories	$ 1,153.0	$ 1,072.2